CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Total operating revenues	$ 7,980	$ 8,863	$ 9,086
Other operating income	5	350	0
Service costs	(1,508)	(1,554)	(1,701)
Cost of equipment and accessories	(382)	(479)	(415)
Selling, general and administrative expenses	(2,641)	(2,965)	(3,697)
Depreciation	(1,576)	(1,652)	(1,339)
Amortization	(343)	(394)	(495)
Impairment (loss) / reversal	(785)	(108)	(858)
Gain / (loss) on disposal of non-current assets	(37)	(43)	(57)
Gain / (loss) on disposal of subsidiaries	(78)	1	30
Operating (loss) / profit	635	2,019	554
Finance costs	(683)	(892)	(816)
Finance income	23	53	67
Other non-operating gain / (loss)	111	21	(68)
Net foreign exchange gain / (loss)	(60)	(20)	15
Profit / (loss) before tax from continuing operations	26	1,181	(248)
Income tax expense	(342)	(498)	(369)
Profit / (loss) from continuing operations	(316)	683	(617)
Profit / (loss) after tax from discontinued operations	0	0	(300)
Gain / (loss) on disposal of discontinued operations	0	0	1,279
Profit / (loss) for the period	(316)	683	362
Attributable to:
The owners of the parent (continuing operations)	(349)	621	(397)
The owners of the parent (discontinued operations)	0	0	979
Non-controlling interest	33	62	(220)
Profit / (loss) for the period	$ (316)	$ 683	$ 362
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent:
From continuing operations (in dollars per share)	$ (0.20)	$ 0.36	$ (0.23)
From discontinued operations (in dollars per share)	0.00	0.00	0.56
Total (in dollars per share)	$ (0.20)	$ 0.36	$ 0.33
Service revenues
Statement1 [Line Items]
Total operating revenues	$ 7,471	$ 8,240	$ 8,526
Sale of equipment and accessories
Statement1 [Line Items]
Total operating revenues	392	465	427
Other revenues / other income
Statement1 [Line Items]
Total operating revenues	$ 117	$ 158	$ 133